Share-based payments (Details 1) - Category B Par Value Options [Member] - Exercise Prices Rs 5 [Member]	12 Months Ended
	Mar. 31, 2023 INR (₨) Number mo ₨ / shares	Mar. 31, 2023 INR (₨) Number mo ₨ / shares	Mar. 31, 2023 INR (₨) Number mo ₨ / shares		Mar. 31, 2023 INR (₨) Number a mo ₨ / shares	Mar. 31, 2023 INR (₨) Number mo ₨ / shares	Mar. 31, 2022 INR (₨) Number a mo ₨ / shares	Mar. 31, 2022 INR (₨) Number a mo ₨ / shares	Mar. 31, 2022 INR (₨) Number a mo ₨ / shares	Mar. 31, 2022 INR (₨) Number a mo ₨ / shares	Mar. 31, 2022 INR (₨) Number a mo ₨ / shares
DRL 2002 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number			207,175						217,253
Shares arising out of options, Granted during the year | Number			0						106,870
Shares arising out of options, Expired/forfeited during the year | Number			(14,476)						(30,322)
Shares arising out of options, Exercised during the year | Number			(40,363)						(86,626)
Shares arising out of options, Outstanding at the end of the year | Number			152,336						207,175
Shares arising out of options, Exercisable at the end of the year | Number	27,094	27,094	27,094		27,094	27,094	21,235	21,235	21,235	21,235	21,235
Ranges of exercise prices, Outstanding at the beginning of the year | ₨	₨ 5						₨ 5
Ranges of exercise prices, Granted during the year | ₨	0						5
Ranges of exercise prices, Expired/forfeited during the year | ₨	5						5
Ranges of exercise prices, Exercised during the year | ₨	5						5
Ranges of exercise prices, Outstanding at the end of the year | ₨	5						5
Ranges of exercise prices, Exercisable at the end of the year | ₨	₨ 5	₨ 5	₨ 5		₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5
Weighted average exercise price, Outstanding at the beginning of the year | ₨ / shares		₨ 5						₨ 5
Weighted average exercise price, Granted during the year | ₨ / shares		0						5
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares		5						5
Weighted average exercise price, Exercised during the year | ₨ / shares		5						5
Weighted average exercise price, Outstanding at the end of the year | ₨ / shares		5						5
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 5	₨ 5	₨ 5		₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5
Weighted average remaining useful life, Outstanding at the beginning of the year | mo						74					69
Weighted average remaining useful life, Granted during the year | mo						0					91
Weighted average remaining useful life, Outstanding at the end of the year | mo						65					74
Weighted average remaining useful life, Exercisable at the end of the year | mo	41	41	41		41	41	43	43	43	43	43
DRL 2007 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year			147,015		147,015				141,999
Shares arising out of options, Granted during the year | Number			51,270						55,884
Shares arising out of options, Expired/forfeited during the year | Number			(40,060)	[1]					(18,996)
Shares arising out of options, Exercised during the year | Number			(57,329)						(31,872)
Shares arising out of options, Outstanding at the end of the year			100,896						147,015	147,015
Shares arising out of options, Exercisable at the end of the year	12,467	12,467	12,467		12,467	12,467	27,929	27,929	27,929	27,929	27,929
Ranges of exercise prices, Outstanding at the beginning of the year | ₨	₨ 5						₨ 5
Ranges of exercise prices, Granted during the year | ₨	5						5
Ranges of exercise prices, Expired/forfeited during the year | ₨	5						5
Ranges of exercise prices, Exercised during the year | ₨	5						5
Ranges of exercise prices, Outstanding at the end of the year | ₨	5						5
Ranges of exercise prices, Exercisable at the end of the year | ₨	₨ 5	₨ 5	₨ 5		₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5
Weighted average exercise price, Outstanding at the beginning of the year | ₨ / shares		₨ 5						₨ 5
Weighted average exercise price, Granted during the year | ₨ / shares		5						5
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares		5						5
Weighted average exercise price, Exercised during the year | ₨ / shares		5						5
Weighted average exercise price, Outstanding at the end of the year | ₨ / shares		5						5
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 5	₨ 5	₨ 5		₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5
Weighted average remaining useful life, Outstanding at the beginning of the year					68	68					71
Weighted average remaining useful life, Granted during the year | mo						95					90
Weighted average remaining useful life, Outstanding at the end of the year						68				68	68
Weighted average remaining useful life, Exercisable at the end of the year	39	39	39		39	39	40	40	40	40	40

[1]	Pursuant to approval by the Nomination, Governance and Compensation Committee, 37,268 granted options were cancelled on October 27, 2022.